Initial Public Offering (Details) - USD ($)	1 Months Ended
	Jun. 18, 2021	Sep. 30, 2022	Dec. 31, 2021
Initial Public Offering (Details) [Line Items]
Additional shares	4,500,000	4,500,000	4,500,000
Offering costs (in Dollars)	$ 19,100,000
Deferred underwriting commissions (in Dollars)	11,700,000
Offering costs allocated to the derivative warrant liabilities (in Dollars)	$ 593,000
Purchase of units	1,010,000
Commissions on affiliated units	1,010,000
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Shares issued	34,500,000
Gross proceeds (in Dollars)	$ 345,000,000
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Purchase price per unit (in Dollars per share)	$ 10
Class A Ordinary Shares [Member]
Initial Public Offering (Details) [Line Items]
Price per share (in Dollars per share)		$ 11.5	$ 11.5
Rice Investment Group [Member]
Initial Public Offering (Details) [Line Items]
Shares issued	34,500,000